Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
Multi-Hedge Strategies Fund (Prospectus Summary): | Multi-Hedge Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Hedge Strategies Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Multi-Hedge Strategies Fund

Supplement dated July 25, 2011
to each currently effective Prospectus for the Fund listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectuses.

•    Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectuses is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. The Fees and Expenses Table and Example information below reflect the Fund’s revised “Acquired Fund Fees and Expenses.”

       Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, its Acquired Fund Fees and Expenses have been adjusted to include the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in BDCs in addition to other types of investment companies from time to time when doing so will further the Fund’s investment objective.

      Unlike the other fees and expenses included in the Fund’s Fees and Expenses Tables, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather,

      Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules. For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SER-1-SUP5-0711x0512

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE —
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Multi-Hedge Strategies Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expense	rr_Component3OtherExpensesOverAssets	2.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.68%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	370
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,932
Multi-Hedge Strategies Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMQX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expense	rr_Component3OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.54%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	815
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,104
Multi-Hedge Strategies Fund | C-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.11%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expense	rr_Component3OtherExpensesOverAssets	2.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	541
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,332
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,233
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	441
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,332
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,534
Multi-Hedge Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and Subsidiary	rr_ManagementFeesOverAssets	1.30%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.83%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	none
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.02%
Short Dividend Expense	rr_Component3OtherExpensesOverAssets	3.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.27%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.12%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	512
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,522
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,089

[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any applicable fee waivers) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue through April 30, 2012.